UMB FUND SERVICES, INC.
235 West Galena Street
Milwaukee, Wisconsin 53212
(414) 299-2000

April 29, 2016

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	The Westport Funds (“Registrant”)
File Nos. 333-35821 and 811-08359

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on April 28, 2016.

Questions regarding this filing may be directed to the undersigned at (414) 299-2270.

Very truly yours,

/s/ Terrance P. Gallagher
Terrance P. Gallagher
Executive Vice President